Shareholders' Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended	6 Months Ended
	Sep. 09, 2020	May 13, 2020	May 11, 2020	May 07, 2020	Jan. 06, 2020	Mar. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Ordinary shares issued							47,896,736		35,882,928
Offering raised		$ 18,100	$ 18,100
Proceeds from offering, net of placement agent fees and offering costs		$ 16,400	$ 16,400				$ 17,110
2014 ESOP Plan [Member]
Disclosure of classes of share capital [line items]
Increase in ordinary shares available for issuance						1,976,441
Warrants [Member]
Disclosure of classes of share capital [line items]
Expected dividend							0.00%
Expected life to exercise							1 year 6 months
Resale of ordinary shares of warrant	11,492,065
Warrants [Member] | Bottom of Range [Member]
Disclosure of classes of share capital [line items]
Ordinary share							$ 1.27
Expected volatility							74.00%
Risk-free interest rate							0.155%
Warrants [Member] | Top of Range [Member]
Disclosure of classes of share capital [line items]
Ordinary share							$ 1.63
Expected volatility							76.00%
Risk-free interest rate							0.165%
Securities Purchase Agreements [Member] | Investors and Existing Shareholders [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued			11,492,065	11,492,065
Offering Price			$ 1.575	$ 1.575
Securities Purchase Agreements [Member] | Investors and Existing Shareholders [Member] | Warrants [Member]
Disclosure of classes of share capital [line items]
Warrants to purchase share of ordinary shares			11,492,065	11,492,065
Exercise price			$ 1.45	$ 1.45
Equity Distribution Agreement [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued							521,743
Proceeds from offering, net of placement agent fees and offering costs							$ 549
Registered Direct Offering [Member]
Disclosure of classes of share capital [line items]
Short-term warrants					2,952,381
Forfeited Warrants					$ 1,800